Financial Derivative Contracts and Hedge Accounting - Schedule of Nominal Values of the Hedged Item (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)
1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 201,150		$ 2,061,015
Cash Flow Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,666,106		2,633,896
Cash Flow Hedges [Member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,092,490		2,552,797
Cash Flow Hedges [Member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	20,931
Cash Flow Hedges [Member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	552,685		81,099
Cash Flow Hedges [Member] | Loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,237,604		2,277,718
Cash Flow Hedges [Member] | Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	20,000		43,000
Cash Flow Hedges [Member] | Time deposits [member]
Disclosure of detailed information about hedged items [line items]
Notional value	504,484		27,866
Cash Flow Hedges [Member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value	28,201
Cash Flow Hedges [Member] | Interbank loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	349,618		244,516
Cash Flow Hedges [Member] | Payment in USD [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		$ 526,199		$ 40,796
Cash Flow Hedges [Member] | 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,421,374		2,407,923
Cash Flow Hedges [Member] | 1 year [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,401,374		2,374,690
Cash Flow Hedges [Member] | 1 year [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	20,000		33,233
Cash Flow Hedges [Member] | 1 year [member] | Loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,546,488		2,103,296
Cash Flow Hedges [Member] | 1 year [member] | Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	20,000		23,000
Cash Flow Hedges [Member] | 1 year [member] | Interbank loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	328,687		240,831
Cash Flow Hedges [Member] | 1 year [member] | Payment in USD [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		$ 526,199		$ 40,796
Cash Flow Hedges [Member] | 1 - 3 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,244,732		225,973
Cash Flow Hedges [Member] | 1 - 3 years [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	691,116		178,107
Cash Flow Hedges [Member] | 1 - 3 years [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	20,931
Cash Flow Hedges [Member] | 1 - 3 years [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	532,685		47,866
Cash Flow Hedges [Member] | 1 - 3 years [member] | Loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	691,116		174,422
Cash Flow Hedges [Member] | 1 - 3 years [member] | Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value			20,000
Cash Flow Hedges [Member] | 1 - 3 years [member] | Time deposits [member]
Disclosure of detailed information about hedged items [line items]
Notional value	504,484		27,866
Cash Flow Hedges [Member] | 1 - 3 years [member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value	28,201
Cash Flow Hedges [Member] | 1 - 3 years [member] | Interbank loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 20,931		$ 3,685